Collateralized Transactions (Tables)	6 Months Ended
Sep. 30, 2012
Fair value of securities received as collateral available to sell or repledge

	Billions of yen
	March 31, 2012	September 30, 2012
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	¥32,075	¥29,096
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	23,895	23,990

Assets owned, pledged as collateral

	Millions of yen
	March 31, 2012	September 30, 2012
Trading assets:
Equities and convertible bonds	¥47,966	¥58,242
Government and government agency securities	1,333,482	1,301,368
Bank and corporate debt securities	139,863	84,027
Commercial mortgage-backed securities (“CMBS”)	40,183	30,356
Residential mortgage-backed securities (“RMBS”)	1,527,946	1,387,658
Collateralized debt obligations (“CDO”) and other(1)	82,298	68,338
Investment trust funds and other	—	38,490

Total	¥3,171,738	¥2,968,479

Non-trading debt securities	¥54,969	¥52,793
Investments in and advances to affiliated companies	¥33,921	¥34,514

(1)	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.

Assets subject to lien

	Millions of yen
	March 31, 2012	September 30, 2012
Loans and receivables	¥55,236	¥140
Trading assets	1,515,079	1,360,602
Office buildings, land, equipment and facilities	116,530	112,523
Non-trading debt securities	337,681	336,160
Other	260,683	260,188

Total	¥2,285,209	¥2,069,613